Income Taxes - Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Income Tax Disclosure [Abstract]
Current	$ 176,537	$ 55,243	$ 102,391
Deferred	(50,605)	30,239	(13,950)
Income taxes	$ 125,932	$ 85,482	$ 88,441